Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2018	2019
	US$ thousands

Cash	16,147	13,382
Cash equivalents *	10,661	3,087
	26,808	16,469

*	Comprised mainly of deposits in banks as at December 31, 2018 and 2019 carrying a weighted average interest rate of 2.79% and 1.04%, respectively.